Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Registrant Name	Nomad Foods Ltd.
Entity Central Index Key	0001651717
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	196,042,957
Entity Shell Company	false
Entity Voluntary Filers	No
Document Annual Report	true
Document Transition Report	false
Entity Emerging Growth Company	false